UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                     Washington,  D.C.    20549

                                                FORM 13-F

                                     FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:                   12-31-12

Check here if Amendment  [   ] ;  Amendment Number:
  This Amendment (Check only one.):          [   ]  is a restatement.
                                             [   ]  adds new holdings
                                                     entries

Institutional Investment Manager Filing this Report:

Name:              J. V. BRUNI AND COMPANY
Address:           1528 N. Tejon Street
                   Colorado Springs, CO  80907

Form 13F File Number:        28-7478

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Jerome V. Bruni
Title:           President
Phone:          (719) 575-9880

Signature, Place, and Date of Signing:

Jerome V. Bruni                 Colorado Springs, Colorado            02-07-13

Report Type (Check only one.):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                     0

Form 13F Information Table Entry Total:	                              35

Form 13F Information Table Value Total:                          388,116
                                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                      FORM 13F INFORMATION TABLE

                                                                  SHRS OR
                                                                  PRN AMT;
                               TITLE                              SH/PRN;
        NAME OF ISSUE        OF CLASS        CUSIP     (X$1000)   PUT/CALL    DISCRETION MANAGERS      VOTING AUTHORITY
                                                                                                    SOLE   SHARED  NONE
Affiliated Managers Group       Com         008252108   12,577     96,638SH     SOLE     N/A         82,218  0   14,420
American Cap Ltd                Com         02503Y103    1,737    144,535SH     SOLE     N/A        108,962  0   35,573
Ares Cap Corp                   Com         04010L103   20,832  1,190,418SH     SOLE     N/A      1,016,898  0  173,520
Berkshire Hathaway Inc Del    Cl B New      084670702   20,839    232,319SH     SOLE     N/A        199,220  0   33,099
Best Buy Inc                    Com         086516101    3,991    336,829SH     SOLE     N/A        288,089  0   48,740
Brookfield Asset Mgmt Inc    Cl A Ltd Vt Sh 112585104   22,678    618,772SH     SOLE     N/A        528,622  0   90,150
BT Group PLC                    Adr         05577E101    2,712     71,319SH     SOLE     N/A         61,669  0    9,650
Canadian Natl Ry Co             Com         136375102    9,413    103,425SH     SOLE     N/A         87,805  0   15,620
Darden Restaurants Inc          Com         237194105    9,908    219,839SH     SOLE     N/A        186,479  0   33,360
Discovery Communicatns New   Com Ser C      25470F302   13,839    236,568SH     SOLE     N/A        200,568  0   36,000
Exxon Mobile Corp               Com         30231G102    2,746     31,731SH     SOLE     N/A         27,022  0    4,709
HCC Ins Hldgs Inc               Com         404132102   25,912    696,384SH     SOLE     N/A        592,319  0  104,065
Helmerich & Payne Inc           Com         423452101   14,227    254,012SH     SOLE     N/A        215,152  0   38,860
Illinois Tool Wks Inc           Com         452308109   13,481    221,689SH     SOLE     N/A        189,109  0   32,580
Intel Corp                      Com         458140100    7,897    382,958SH     SOLE     N/A        325,808  0   57,150
International Business Machs    Com         459200101   19,014     99,262SH     SOLE     N/A         84,428  0   14,834
Johnson Ctls Inc                Com         478366107    8,895    290,007SH     SOLE     N/A        245,577  0   44,430
Johnson & Johnson               Com         478160104    3,218     45,909SH     SOLE     N/A         38,789  0    7,120
JP Morgan Chase & Co            Com         46625H100   13,991    318,203SH     SOLE     N/A        270,238  0   47,965
Kinder Morgan Inc Del           Com         49456B101   23,806    673,822SH     SOLE     N/A        577,552  0   96,270
Level 3 Communications Inc    Com New       52729N308    9,475    410,001SH     SOLE     N/A        348,322  0   61,679
Meredith Corp                   Com         589433101    7,111    206,418SH     SOLE     N/A        175,478  0   30,940
National Oilwell Varco Inc      Com         637071101    5,899     86,310SH     SOLE     N/A         74,160  0   12,150
Parker Hannifin Corp            Com         701094104    7,114     83,636SH     SOLE     N/A         71,343  0   12,293
Posco                        Sponsored ADR  693483109    7,682     93,516SH     SOLE     N/A         78,577  0   14,939
Radian Group Inc                Com         750236101    9,843  1,611,019SH     SOLE     N/A      1,368,469  0  242,550
Reliance Steel & Aluminum Co    Com         759509102   18,064    290,883SH     SOLE     N/A        246,523  0   44,360
Rouse Pptys Inc                 Com         779287101    7,214    426,335SH     SOLE     N/A        358,338  0   67,997
Sprint Nextel Corp           Com Ser 1      852061100    9,276  1,635,902SH     SOLE     N/A      1,404,052  0  231,850
Taiwan Semiconductor Mfg Ltd Sponsored ADR  874039100    8,322    484,958SH     SOLE     N/A        417,336  0   67,622
TJX Cos Inc New                 Com         872540109   14,486    341,251SH     SOLE     N/A        289,639  0   51,612
United Parcel Service Inc       Cl B        911312106      649      8,799SH     SOLE     N/A          7,306  0    1,493
United Technologies Corp        Com         913017109   16,119    196,544SH     SOLE     N/A        166,642  0   29,902
Vanguard Bd Index Fd Inc     Total Bnd Mrkt 921937835      459      5,460SH     SOLE     N/A          1,850  0    3,610
Wells Fargo & Co New           Com          949746101   14,690    429,795SH     SOLE     N/A        364,680  0   65,115
